Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 13. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the financial statements other than the following:

Conversion of Bridge Loans

Upon the closing of the Merger (see “Business Combination and Public Listing” below), all of the Bridge Loans (the Q3 Bridge Loans and the Bridge Loans discussed in Note 8 - Bridge Loans and Warrants) were converted into an aggregate of 851,483 ordinary shares of Terra Innovatum Global N.V. at a conversion price of $7.00 per share. In connection with the conversion, the Company issued to the lenders:

●	Warrants to purchase up to 851,483 ordinary shares at an exercise price of $11.50 per share; and

●	Warrants to purchase up to 851,483 ordinary shares at an exercise price of $15.00 per share.

These warrants have a term of 36 months from the date of issuance and were issued pursuant to the terms of the amended bridge loan agreements.

Business Combination and Public Listing

In October 2025, Terra Innovatum Global N.V. consummated the Merger, pursuant to the Business Combination Agreement dated April 21, 2025. As part of the transaction, Terra Innovatum Global Srl. converted into a Dutch public limited liability company, Terra Innovatum Global N.V.

Following the Merger, GSR III merged with and into GSR III Cayman Merger Sub, a wholly owned subsidiary, with GSR III surviving as a wholly owned subsidiary of Terra Innovatum Global N.V. whose ordinary shares commenced trading on The Nasdaq Stock Market LLC under the ticker symbol “NKLR” on October 10, 2025. Also on October 9, 2025, GSR III changed its name to “XIT Corp.” via special resolution, which name change was certified on October 14, 2025.

In connection with the Merger, Terra Innovatum Global N.V.:

●	Issued 70,300,948 ordinary shares.

●	Received PIPE proceeds totaling $36,790, pursuant to subscription agreements, consisting of the issuance of 3,683,500 PIPE shares, half warrants to purchase up to 1,841,750 ordinary shares at an exercise price of $12.00 per share, and quarter warrants to purchase up to 920,875 ordinary shares at an exercise price of $16.00 per share. Additionally, converted $5,690 in bridge loans into 851,483 ordinary shares at a conversion price of $7.00 per share.

●	Issued bridge warrants to purchase 851,483 ordinary shares at $11.50 per share and 851,483 ordinary shares at $15.00 per share, each exercisable for 36 months.

●	Implemented governance structures including Audit, Compensation, and Nominating/Corporate Governance Committees.

Engagement of Investor Relations and Advisory Services

In October 2025, Terra Innovatum Global N.V. entered into an agreement with Alliance to provide investor relations and advisory services. Under the terms of the agreement, Alliance will commence services on November 1, 2025, and the initial term will continue through April 30, 2026, with automatic annual renewals thereafter unless terminated by either party with 60 days’ notice.

A fixed monthly fee of $25 is due, which includes up to 84 hours of services per month allocated as follows:

●	Investor relations, public relations and media, capital markets, and market intelligence: 50 hours for $17

●	Social media and communications: 14 hours for $4

●	Business development support: 20 hours for $5

In addition, a monthly service fee of 3% of the monthly fee of $1 is due for access to market intelligence platforms and other support services.

The agreement also provides for additional fees for services beyond the scope of the engagement, including special situations such as merger and acquisition or crisis management, which will be billed at Alliance’s standard hourly rates ranging up to $1 per hour depending on personnel level.

Engagement of Canaccord Genuity as Capital Markets Advisor

In October 2025, Terra Innovatum Global N.V. entered into an agreement with Canaccord Genuity LLC (“CG”) to serve as its financial and capital markets advisor for a one-year term. Under the agreement, CG will provide advisory services including investor positioning, coordination of investor meetings, and participation in investor conferences, among other mutually agreed services.

As consideration for its services, an advisory fee of $700 is due, payable in three installments:

●	$233 which was paid upon execution of the agreement in October 2025,

●	$233 on March 15, 2026, and

●	$233 upon the end of the term October 23, 2026.

The agreement includes standard indemnification provisions and confidentiality obligations, and may be terminated by either party with 10 days’ written notice for cause, as defined in the agreement.

Capital Markets Advisory Agreement with The Benchmark Company

In October 2025, Terra Innovatum Global N.V. entered into a capital markets advisory agreement with The Benchmark Company, LLC (“Benchmark”) for a term of 24 months. Under the agreement, Benchmark will provide advisory services including assistance with research coverage, investor meetings, non-deal roadshows, and participation in Benchmark-hosted investor conferences.

As compensation for these services, a total of $600 is due, structured as follows:

●	$300 in cash, payable 12 months from the agreement date (“Advisory Fee Year 1”),

●	$300 in cash, payable 24 months from the agreement date (“Advisory Fee Year 2”).

These fees are subject to reduction by any fees paid to Benchmark for other transactions during the term, up to a maximum offset of $600. In the event of a change of control during the term, the full Advisory Fee becomes immediately due and payable.

Engagement of Roth Capital Partners as Capital Markets Advisor

In October 2025, Terra Innovatum Global N.V. entered into a capital markets advisory agreement with Roth Capital Partners, LLC (“Roth”) for a 12-month engagement period beginning January 1, 2026. Under the agreement, Roth will provide strategic capital markets advisory services, including:

●	Development of capital market strategy,

●	Institutional investor relationship development,

●	Participation in Roth conferences and investor meetings,

●	Non-deal roadshows and related support.

As compensation for these services, an advisory fee of $350 is due, structured as follows:

●	$105, which was paid upon execution of the agreement (October 27, 2025),

●	$245, payable on January 1, 2026.

The agreement includes standard indemnification provisions and arbitration clauses and may be terminated with 90 days’ written notice. Certain provisions, including indemnification, confidentiality, and fee obligations, survive termination.

Engagement of Outside The Box Capital for Marketing Services

In October 2025, Terra Innovatum Global N.V. entered into a marketing services agreement with Outside The Box Capital Inc. (“OTBC”) to provide marketing and distribution services for a three-month initial term beginning on November 3, 2025 and ending on May 3, 2026.

Under the agreement, OTBC will provide services including:

●	Strategic planning and campaign checkpoints,

●	Social media and community engagement,

●	Distribution of company-approved materials across platforms such as Reddit, Discord, Telegram, Twitter, and StockTwits,

●	Influencer-based video features and Q&A content.

As compensation, a total of $100 is due, payable in three equal monthly installments of $33.

Execution of Engineering and Feasibility Agreement for SOLO Reactor

In November 2025, Terra Innovatum Global N.V. entered into an agreement with ATB Riva Calzoni S.p.A. (“ATB”) to conduct a feasibility and industrialization study (“Phase 1”) for the SOLO Micro Modular Nuclear Reactor project. The agreement outlines a comprehensive scope of engineering, fabrication planning, cost analysis, and regulatory support activities to be performed by ATB.

Under the agreement, total consideration based on estimated man-hours and hourly rates as defined in the agreement is due. The payment structure includes:

●	10% of the total price payable within 7 days of execution.

●	The remaining balance payable monthly based on progress milestones and time sheets.

The agreement allows for price adjustments if actual man-hours exceed estimates by more than 5%, or if additional activities are agreed upon. Any such adjustments will be subject to separate written agreement.

The term of the agreement is a minimum of 6 months and up to 24 months, effective upon receipt of the advance payment. Either party may terminate the agreement under specified conditions, including non-payment or breach.

FPoliSolutions MSA Amendment

On October 30, 2025, the Company entered into an amendment to its existing engineering services agreement with FPoli Solutions, a related party, for engineering services related to the SOLO Micro Modular Reactor. The amendment extends the scope of work through December 31, 2025 and adds one full-time engineer on a fixed-price basis of $107.

Share Conversion

In connection with the closing of the Merger on October 9, 2025, the Company issued 8,000 preferred shares to former Terra Innovatum Global quotaholders and 40 preferred shares to Moonshot, which were contingently convertible into the Company’s ordinary shares at a ratio of 10,000 ordinary shares per preferred share upon meeting specified tranche conversion milestones and per the Merger Agreement and the Moonshot Agreement.

On October 16, 2025, certain conversion milestones were met. In November 2025, the Company’s Board of Directors approved and executed the conversion of 4,020 of the Company’s preferred shares into 40,200,000 of the Company’s ordinary shares pursuant to the Merger Agreement. Following the conversion, the Company’s authorized capital is 540,200,000 ordinary shares and 4,020 preferred shares.

Note 12. Subsequent Events

The Company has evaluated subsequent events through the date these financial statements were issued, which represents the date the financial statements were available to be issued, and determined that there have been no events that have occurred that would require adjustments to disclosures in the financial statements other than the following:

Lease Agreement

On April 1, 2025, the Company entered into a lease agreement with Nine Nuclear and Industrial Engineering S.R.L., a related party, to sublease three office rooms from a property unit located in Lucca, Sorbano del Giudice, Via della Chiesa XXXII n. 759. The three office rooms will be used exclusively for professional office purposes and related activities. The term of the lease agreement is 24 months starting from April 1, 2025 and ending on March 31, 2027. Each party may withdraw from the lease agreement at any time before the expiration date of the contract. The rent is €11,400 ($12,320 USD) per annum, €950 ($1,027 USD) per month plus €50 ($54 USD) monthly as a flat-rate reimbursement for utilities and cleaning costs (the “Lease Fee”), with the total monthly amount to be paid no later than the 10th of each month. The Lease Fee will be updated annually by 75% of the variation in the official consumer price indices for worker and employee families as determined by the Italian Statistics Day (“ISTAT”) in the previous year and subsequently year by year, with the first update taking effect on April 1, 2026. The lease agreement is subject to VAT according to Italian tax regulations.

Merger

Background

On April 21, 2025, Terra, GSR III, and such other parties that may become parties entered into a merger agreement (the “Merger Agreement”). The following are the transactions contemplated in the Merger Agreement:

Pre-Closing Restructuring

Terra has undergone and will undergo a pre-closing restructuring (the “Terra Pre-Closing Restructuring”):

●	Formation of Terra Global: On April 29, 2025, Terra created Terra Innovatum Global, srl. (“Terra Global”), with the same owners and ownership percentages as Terra.

●	Contribution of Ownership Interests: Following the formation of Terra Global, all owners of Terra will contribute 100% of their respective quotas in the capital of Terra to Terra Global (the “Contribution”). As a result of the Contribution, Terra will become a wholly owned subsidiary of Terra Global.

●	Conversion: Immediately after the Contribution and before any PIPE or alternative financing, Terra Global will be converted from an Italian limited liability company into a Dutch public limited company.

Formation of Terra MergerCo

After the Terra Pre-closing Restructuring, Terra Global will form a Cayman Islands exempted company (“Terra MergerCo”) as a direct, wholly owned subsidiary to complete the merger.

Closing Date

On the closing date of the merger, GSR III will continue as the surviving entity and become a wholly owned subsidiary of Terra Global. At the effective time of the Merger, each outstanding ordinary share of GSR III will be exchanged for one ordinary share of Terra Global (the “Merger”).

Registration and Listing

Terra Global plans to register the shares with the U.S. Securities and Exchange Commission and apply to list these shares on the Nasdaq Stock Market.

Conditions and Closing Date

The Merger requires approval from GSR III shareholders and the satisfaction of other customary closing conditions.

Accounting

The Merger will be accounted for as a recapitalization, with GSR III treated as the acquired company for accounting purposes and Terra Global will be treated as the accounting acquirer.

Bridge Loan

On May 4, 2025, the Company entered into a debt note subscription agreement (the “Bridge Loan”). According to the terms of the Bridge Loan agreement, the issuer agreed to issue five debt notes, for the principal amount of $100,000 each, having an aggregate value equal to $500,000.

On May 6, 2025, the Company entered into a letter agreement to convert the Bridge Loan into ordinary shares of Terra Global if the Merger is completed (the “Bridge Loan Conversion”). If the Bridge Loan Conversion happens at the time of the Merger, the shares will be priced at $7.00 each. If the Merger does not occur by April 30, 2026, the Bridge Loan Conversion price will instead be based on a valuation of $100,000,000 divided by the fully diluted equity of Terra. If the Merger is successful, the shares will be issued by Terra Global; if not, they will be issued by Terra or its parent company. If the Merger is completed, Terra is released from its obligations, and Terra Global assumes them. The lender is also entitled to a liquidation preference, receiving either 150% of the conversion price or a pro rata share of the liquidation proceeds, whichever is greater. Additionally, after the Merger, the lender will receive Terra Global warrants equal to 10% of new shares issued to purchase additional shares at $11.50 each (exercisable within 48 months) and a 3% commission on funds raised through a related PIPE transaction, payable in cash or shares.